G4 Employee information	12 Months Ended
Dec. 31, 2025
Number and average number of employees [abstract]
G4 Employee information

Employee information
Average number of employees by market area

	2025			2024 2)
	Women	Men	Total	Women	Men	Total

Americas	4,173	11,468	15,641	4,423	12,327	16,750

Europe, Middle East and Africa 1)	9,818	28,495	38,313	10,165	30,212	40,377

South East Asia, Oceania and India	6,065	19,478	25,543	6,199	20,453	26,652

North East Asia	3,512	6,416	9,928	3,941	7,434	11,375
Total	23,568	65,857	89,425	24,728	70,426	95,154

1) of which in EU	8,053	22,776	30,829	8,314	23,856	32,170

of which in Sweden	3,107	9,023	12,130	3,125	9,259	12,384

2)	2024 is restated to reflect the changes in the market area structure implemented in 2025.

Number of employees by market area at
year-end

	2025	2024 2)

Americas	15,050	16,034

Europe, Middle East and Africa 1)	39,045	41,387

South East Asia, Oceania and India	25,189	26,389

North East Asia	9,542	10,426
Total	88,826	94,236

1) of which in EU	31,735	33,342

of which in Sweden	12,806	13,420

2)	2024 is restated to reflect the changes in the market area structure implemented in 2025.
Number of employees by age at
year-end
2025

	Women	Men	Percent of total

Under 25 years old	1,041	1,151	2%

25–35 years old	7,678	14,685	25%

36–45 years old	8,035	24,275	37%

46–55 years old	4,755	16,788	24%

Over 55 years old	2,209	8,209	12%
Percent of total	27%	73%	100%
Employee movements

	2025	2024

Headcount at year-end	88,826	94,236

Employees who have left the Company	11,526	11,919

Employees who have joined the Company	6,116	6,203

Temporary employees	328	339
Board members, Presidents and Group management at year end

	2025		2024
	Women	Men	Women	Men

Parent Company

Board members and President	29%	71%	25%	75%

Group Management	25%	75%	24%	76%

Subsidiaries
Board members and Presidents	21%	79%	23%	77%
Amounts related to the President and CEO and the Executive Leadership Team are included in the table below.
Wages and salaries and social security expenses

SEK million	2025	2024

Wages and salaries	74,645	77,983

Social security expenses	16,004	15,422

of which pension costs	5,718	5,929
Remuneration to Board members and Presidents in subsidiaries

SEK million	2025	2024

Salary and other remuneration	557	535

of which annual variable remuneration	133	112

Pension costs 1)	36	36

1)	Pension costs are over and above any social security charges and taxes.